Portfolio of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 2,617,505.3		$ 37,847.2	₨ 2,228,983.3
Gross Unrealized Gains	27,846.4		402.6	12,080.6
Gross Unrealized Losses	12,003.3		173.6	19,620.6
Fair Value	2,633,348.4		38,076.2	2,221,443.3
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,577,245.6			2,209,797.0
Gross Unrealized Gains	27,680.1			12,014.6
Gross Unrealized Losses	11,880.7			19,261.8
Fair Value	2,593,045.0		$ 37,493.4	2,202,549.8
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,147,934.6			1,748,761.0
Gross Unrealized Gains	21,881.4			9,169.5
Gross Unrealized Losses	9,834.9			16,843.9
Fair Value	2,159,981.1			1,741,086.6
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	144,633.7			123,426.9
Gross Unrealized Gains	4,864.6			2,349.7
Gross Unrealized Losses	475.7			729.0
Fair Value	149,022.6			125,047.6
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,201.6			4,223.8
Gross Unrealized Gains	3.3			0.0
Gross Unrealized Losses	0.0			6.8
Fair Value	7,204.9			4,217.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	273,550.7			325,159.3
Gross Unrealized Gains	899.9			495.3
Gross Unrealized Losses	1,563.8			1,623.1
Fair Value	272,886.8			324,031.5
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,925.0			8,226.0
Gross Unrealized Gains	30.9			0.1
Gross Unrealized Losses	6.3			59.0
Fair Value	3,949.6			8,167.1
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	56.3			82.2
Gross Unrealized Gains	1.0			2.8
Gross Unrealized Losses	0.4			0.1
Fair Value	56.9			84.9
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	38,827.1			18,966.5
Gross Unrealized Gains	165.0			62.9
Gross Unrealized Losses	122.2			358.7
Fair Value	38,869.9			18,670.7
Other securities (including mutual fund units)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,376.3	[1]		137.6
Gross Unrealized Gains	0.3	[1]		0.3
Gross Unrealized Losses	0.0	[1]		0.0
Fair Value	1,376.6	[1]		137.9
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	799,718.5			1,174,742.9
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 1,833,629.9			₨ 1,046,700.4

[1]	The Bank adopted ASU 2016-01 and ASU 2018-03 as of April 1, 2018, resulting in a cumulative effect adjustment from AOCI to retained earnings for net unrealized gains on marketable equity securities AFS. The available-for sale category was eliminated for equity securities amortized cost Rs. 855.6 million and carrying value Rs. 1,267.7 million effective April 1, 2018. See note 2 (w)(ii) and note 14 to the Consolidated Financial Statements for additional details.